Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation
7.	Stock-Based Compensation

In 2011, Ignyta Operating adopted the Ignyta Plan. The Plan provided for the issuance of incentive stock options to employees and nonstatutory stock options, restricted stock awards, stock appreciation rights and stock bonuses to directors, employees and consultants. The Ignyta Plan was assumed by Ignyta, Inc. in connection with the Merger (see Note 2). In February 2013, October 2013 and December 2013, the Plan was amended to, among other things, increase the number of shares of the Company’s common stock available for issuance thereunder from 166,666 shares to 666,666 shares, to 712,652 shares and to 2,712,652 shares, respectively.

Stock option activity

There are a total of 2,712,652 shares of common stock reserved under the Ignyta Plan. As of December 31, 2013, 1,567,209 shares remained available for grant. The options that are granted under the Ignyta Plan are exercisable at various dates and will expire no more than ten years from their dates of grant. The exercise price of each option shall be determined by the administrator of the Ignyta Plan, which is the Board of Directors, and shall not be less than 100% of the fair market value of the Company’s common stock on the date the option is granted. Generally, options are granted with an exercise price equal to the fair market value of the Company’s common stock on the date of the option grant. For holders of more than 10% of the Company’s total combined voting power of all classes of stock, incentive stock options may not be granted at less than 110% of the fair market value of the Company’s common stock on the date of grant and for a term not to exceed five years.

A summary of the Company’s stock option activity and related information is as follows:

	Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at December 31, 2011	12,500	$0.18	—	$—

Granted	144,159	0.39	—	—
Exercised	—	—	—	—
Cancelled	—	—	—	—

Balance at December 31, 2012	156,659	0.36	—	—

Granted	1,061,325	4.60	—	—
Exercised	(12,290)	0.24	—	—
Expired	(2,154)	0.54	—	—
Forfeited	(70,387)	0.45	—	—

Balance at December 31, 2013	1,133,153	$4.33	9.71	$3,026,430

Exercisable at December 31, 2013	111,920	$0.54	8.88	$722,829

The fair value of options granted to employees and non-employee directors was estimated at the date of grant using a Black-Scholes option pricing model with the weighted-average assumptions stated below.

	2013	2012
Risk free interest rate	1.92%	0.92%
Dividend yield	0.00%	0.00%
Volatility	59.26%	62.01%
Weighted-average expected life of option (years)	6.1	5.9

The estimated weighted-average per-share fair value of stock options granted to employees and non-employee directors for the years ended December 31, 2013 and 2012 was $2.83 and $0.18, respectively.

The fair value of options granted to non-employees was estimated at the vesting date using a Black-Scholes option pricing model with the weighted-average assumptions stated below.

	2013	2012
Risk free interest rate	2.61%	1.77%
Dividend yield	0.00%	0.00%
Volatility	58.16%	90.00%
Weighted-average expected life of option (years)	10	10

The estimated weighted-average per-share fair value of stock options granted to non-employees for the years ended December 31, 2013 and 2012 was $1.59 and $0.39, respectively.

Dividend Yield — The Company has never declared or paid dividends on common stock and has no plans to do so.

Expected Volatility — Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated or is expected to fluctuate during a period. The Company considered the historical volatility of peer companies and business and economic considerations in order to estimate the expected volatility, due to the Company not being publicly traded for a significant period.

Risk-Free Interest Rate — This is the U.S. Treasury rate for the day of each option grant during the quarter having a term that most closely resembles the expected life of the option.

Expected Life of the Option Term — This is the period of time that the options granted are expected to remain unexercised. Options granted during the period have a maximum contractual term of ten years. The Company estimates the expected life of the option term based on the simplified method as defined in Staff Accounting Bulletin 110. For non-employee options granted, this is the remaining contractual term of the option as of the reporting date.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company assesses the forfeiture rate on an annual basis and revises the rate when deemed necessary.

Stock-based compensation expense for employees and non-employees for the years ended December 31, 2013 and 2012 and the period from inception (August 29, 2011) through December 31, 2013 was $351,159, $13,333 and $364,613, respectively. For the years ended December 31, 2013 and 2012 and the period from inception (August 29, 2011) through December 31, 2013, $220,888, $6,845 and $227,733 was recorded to research and development, respectively and $130,271, $6,488, and $136,880 was recorded to general and administrative, respectively.

As of December 31, 2013, there was an additional $3,027,539 of total unrecognized compensation cost related to unvested stock-based awards granted under the Ignyta Plan. This unrecognized compensation cost is expected to be recognized over a weighted-average period of 1.74 years.

Restricted stock activity

In 2011, Ignyta Operating sold 666,668 shares of restricted common stock for proceeds of $2,000, in accordance with restricted stock purchase agreements with various advisors. Approximately 600,000 shares were vested immediately and the remaining 66,668 are subject to vesting requirements based on future service.

Terms of each of the agreements state that the Company has the right to repurchase the unvested shares of stock if the shareholder stops providing service. The Company repurchased 13,334 shares of common stock in 2012. The Company recorded stock-based compensation expense, calculated as the difference between the fair value of the common stock at each reporting period less the proceeds received, upon vesting of the restricted stock. Related stock-based compensation for the years ended December 31, 2013 and 2012 and the period from inception (August 29, 2011) through December 31, 2013 was $19,280, $10,040 and $29,980, respectively. All restricted stock was expensed to research and development. At December 31, 2013, 631,334 shares were vested and 22,000 shares remain unvested.

In May 2013, Ignyta Operating entered into an Agreement and Plan of Reorganization with Actagene. In accordance with the agreement, Actagene was merged into Ignyta Operating, and the separate corporate existence of Actagene ceased, with Ignyta Operating continuing as the surviving corporation. On May 20, 2013, the merger was effected and Ignyta Operating issued 1,583,336 shares of restricted common stock in exchange for the cancellation of all of the outstanding shares of Actagene (see Note 3). Approximately 1,000,000 shares were vested immediately and the remaining 583,336 are subject to vesting requirements based on future service. The shares vest over 3 years, with one-third vesting in February 2014 and the remaining shares vesting over the next 24 months.

All of the foregoing restricted stock was exchanged for shares of Ignyta, Inc. common stock in connection with the Merger (see Note 2).